Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended				30 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2014	Jun. 30, 2011	Jun. 28, 2010
Income Tax Disclosure [Line Items]
Income tax expense (benefit)	$ (38,997,000)	$ (2,892,000)	$ 48,129,000	$ 95,339,000	$ 18,775,000	$ (20,953,000)	$ 4,164,000	$ 347,000	$ 3,125,000	$ (27,409,000)	$ 114,114,000	$ 159,351,000	$ (13,317,000)	$ 60,264,000
Net operating loss carryforwards		8,900,000										8,900,000
Tax separation agreement date										Apr. 17, 2009		Apr. 17, 2009
Income tax examination, period of letters issued to prior parent for proposed changes in specified tax years										30 days		30 days
Excise tax contested																	4,200,000
Income tax expense												700,000	1,000,000	300,000
Accrued interest and penalties		8,000,000				8,800,000						8,000,000	8,800,000
Unrecognized tax benefits		$ 6,100,000				$ 7,000,000						$ 6,100,000	$ 7,000,000
Effective Income Tax Rate Reconciliation, Percent										119.00%
Tax provision at statutory tax rate of 35%										35.00%		35.00%	35.00%	35.00%
Scenario, Forecast [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Percent															119.00%
Minimum [Member]
Income Tax Disclosure [Line Items]
Percentage of taxable income required to be distributed while operating as REIT																90.00%
Operating loss carryforwards expiration period starting year												Dec. 31, 2028
Minimum [Member] | IRS [Member]
Income Tax Disclosure [Line Items]
Income tax examination start year												2010
Minimum [Member] | States [Member]
Income Tax Disclosure [Line Items]
Income tax examination start year												1998
Maximum [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards expiration period starting year												Dec. 31, 2031
Maximum [Member] | IRS [Member]
Income Tax Disclosure [Line Items]
Income tax examination start year												2013
Maximum [Member] | States [Member]
Income Tax Disclosure [Line Items]
Income tax examination start year												2013